SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares					12 Months Ended
	Jun. 24, 2024	Apr. 12, 2024	Feb. 05, 2024	Feb. 10, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested shares beginning balance					5,224	20,000
Weighted-Average Fair Market Value, Unvested shares beginning balance					$ 24.21	$ 126.00
Number of Shares, Granted and unvested	2,417	92,923	24,447	51,333	351,872	56,557
Weighted-Average Fair Market Value, Granted and unvested					$ 4.41	$ 63.54
Number of Shares, Forfeited					(9,727)
Weighted-Average Fair Market Value, Forfeited					$ 7.51
Number of Shares, Exercised					(1,103)
Weighted-Average Fair Market Value, Exercised					$ 32.79
Number of Shares, Vested			(11,111)		(11,515)	(71,333)
Weighted-Average Fair Market Value, Vested					$ 4.18	$ 83.88
Number of Shares, Unvested shares ending balance					334,751	5,224
Weighted-Average Fair Market Value, Unvested shares ending balance					$ 4.54	$ 24.21